Related Party Transactions - Summary of Transactions (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2019	Jun. 30, 2018
Transactions
General and administrative expense	$ 4,741	$ 4,894	[1]	$ 9,435	$ 9,786	[1]
Vessel operating costs	18,548	18,208	[1]	37,179	38,333	[1]
Financial costs	18,484	17,721	[1]	38,116	35,643	[1]
(Loss)/gain on derivatives	8,266	(1,588)	[1]	13,143	(7,915)	[1]
Net pool allocation	(1,024)	357	[1]	(1,058)	357	[1]
GasLog Ltd. | Commercial management fee
Transactions
General and administrative expense	1,350	1,350		2,700	2,700
GasLog Ltd. | Administrative services fee
Transactions
General and administrative expense	2,279	2,581		4,406	5,016
GasLog Ltd. | Interest expense under Sponsor Credit Facility
Transactions
Financial costs					935
GasLog Ltd. | Commitment fee under Sponsor Credit Facility
Transactions
Financial costs	76	76		151	151
GasLog Ltd. | Realized gain on interest rate swaps
Transactions
(Loss)/gain on derivatives	(831)	(587)		(1,928)	(544)
GasLog Ltd. | Realized loss on forward foreign exchange contracts held for trading
Transactions
(Loss)/gain on derivatives	451			818
GasLog LNG Services | Management fees
Transactions
Vessel operating costs	1,932	1,932		3,864	3,864
GasLog LNG Services | Other vessel operating costs
Transactions
Vessel operating costs	(10)				4
Cool Pool | Adjustment for net pool allocation
Transactions
Net pool allocation	$ (1,024)	$ 357		$ (1,058)	$ 357

[1]	Restated so as to reflect the historical financial statements of GAS-twenty seven Ltd. and GAS-twelve Ltd. acquired on November 14, 2018 and April 1, 2019, respectively, from GasLog (Note 1).